Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

11. Share-Based Compensation

At December 31, 2017, the Company’s 2008 Long-Term Incentive Plan provided that an aggregate of 52,536 shares of its Class A common stock could be issued or subject to awards under the plan. Employees, members of the Board of Directors, consultants, service providers and advisors were eligible to participate in the 2008 Long-Term Incentive Plan. The 2008 Long-Term Incentive Plan expired under its terms in 2018. All outstanding options are nonqualified and were generally granted with an exercise price equal to the closing market price of the Company’s Class A common stock on the date of the grant. Options vest based on service conditions, performance (attainment of a certain amount of pre-tax income for a given year), or some combination thereof. Grants typically expire seven years from the date of grant.

On June 21, 2018, Company shareholders approved the Real Goods Solar 2018 Long-Term Incentive Plan (the “2018 Incentive Plan”) which allows the Company to issue, or grant awards for, up to 1,300,000 shares of Class A common stock. Employees or individuals who perform services for the Company are eligible to participate in the 2018 Incentive Plan, which terminates upon the earlier of a board resolution terminating the 2018 Incentive Plan or ten years after the effective date of June 21, 2018, unless extended by action of the Board of Directors for up to an additional five years. All options are non-qualified and are generally granted with an exercise price equal to the closing market price of the Company’s Class A common stock on the date of the grant. Under the 2018 Incentive Plan, the Company granted multiple non-qualified stock options (“2018 Options”) with various requisite service periods, described in Note 9 Fair Value Measurements, which expire seven years from the grant date. On the last day of each calendar quarter occurring after the grant date, the 2018 Options will vest at 8.3% contingent on continuous employment. The 2018 Options are classified as equity and measured using the “fair-value-based method” with share-based compensation expense recognized in the income statement on a straight-line basis over the requisite service for the entire award.

The determination of the estimated fair value of share-based payment awards on the date of grant using the Black-Scholes option-pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. Expected volatilities are based on a value calculated using the combination of historical volatility of comparable public companies in RGS’ industry and its stock price volatility since the Company’s initial public offering. Expected life is based on the specific vesting terms of the option and anticipated changes to market value and expected employee exercise behavior. The risk-free interest rate used in the option valuation model is based on U.S. Treasury zero-coupon securities with remaining terms similar to the expected term on the options. RGS does not anticipate paying any cash dividends on its Class A common stock in the foreseeable future and, therefore, an expected dividend yield of zero is used in the option valuation model. RGS is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. In accordance with ASC 718, an entity can make an accounting policy to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. The Company utilizes the plan life-to-date forfeiture experience rate to estimate option forfeitures and records share-based compensation expense only for those awards that are expected to vest.

The tables below present a summary of the Company’s option activity as of December 31, 2018 and 2017 and changes during the years then ended:

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Term	Intrinsic
	Shares	Price	(Yrs)	Value
Outstanding at January 1, 2017	185	$15,736.67	3.30	$-
Granted	-	-
Exercised	-	-
Forfeited or expired	(36)	4,990.00
Outstanding at December 31, 2017	149	$18,452.38	2.60	$-
Exercisable at December 31, 2017	141	$19,418.30	2.80	$-
Granted	1,331,500	0.96
Exercised	-	-
Forfeited or expired	(125,004)	1.13
Outstanding at December 31, 2018	1,206,645	$3.22	6.58	$-
Exercisable at December 31, 2018	268,189	$11.26	6.53	$-

The Company granted 1,331,500 stock options and cancelled 125,004 stock options and did not grant any stock options and cancelled 36 stock options during 2018 and 2017, respectively. The Company’s share-based compensation cost charged against income for continuing operations was approximately $0.2 million and $0.2 million during the years 2018 and 2017, respectively.